Commitments, Option Agreements and Contingencies - Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options (Details)	Dec. 31, 2025 USD ($)
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period	$ 25,927,947
Less than 1 Year [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period	3,695,970
Year 2 [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period	3,491,977
Year 3 [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period	8,730,000
Year 4 [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period	1,730,000
After 4 years [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period	8,280,000
Second Guayabales Option [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period	5,300,000
Second Guayabales Option [Member] | Less than 1 Year [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period	250,000
Second Guayabales Option [Member] | Year 2 [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period	250,000
Second Guayabales Option [Member] | Year 3 [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period	250,000
Second Guayabales Option [Member] | Year 4 [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period	250,000
Second Guayabales Option [Member] | After 4 years [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period	4,300,000
Third Guayabales Option [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period	7,400,000
Third Guayabales Option [Member] | Less than 1 Year [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period	1,480,000
Third Guayabales Option [Member] | Year 2 [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period	1,480,000
Third Guayabales Option [Member] | Year 3 [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period	1,480,000
Third Guayabales Option [Member] | Year 4 [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period	1,480,000
Third Guayabales Option [Member] | After 4 years [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period	1,480,000
Fourth Guayabales Option [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period	7,000,000	[1]
Fourth Guayabales Option [Member] | Less than 1 Year [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period		[1]
Fourth Guayabales Option [Member] | Year 2 [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period		[1]
Fourth Guayabales Option [Member] | Year 3 [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period	7,000,000	[1]
Fourth Guayabales Option [Member] | Year 4 [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period		[1]
Fourth Guayabales Option [Member] | After 4 years [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period		[1]
First San Antonio Option [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period	4,000,000	[2]
First San Antonio Option [Member] | Less than 1 Year [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period	750,000	[2]
First San Antonio Option [Member] | Year 2 [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period	750,000	[2]
First San Antonio Option [Member] | Year 3 [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period		[2]
First San Antonio Option [Member] | Year 4 [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period		[2]
First San Antonio Option [Member] | After 4 years [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period	2,500,000	[2]
Second San Antonio Option [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period	150,000
Second San Antonio Option [Member] | Less than 1 Year [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period	150,000
Second San Antonio Option [Member] | Year 2 [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period
Second San Antonio Option [Member] | Year 3 [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period
Second San Antonio Option [Member] | Year 4 [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period
Second San Antonio Option [Member] | After 4 years [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period
Other Option Agreements [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period	2,077,947	[3]
Other Option Agreements [Member] | Less than 1 Year [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period	1,065,970	[3]
Other Option Agreements [Member] | Year 2 [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period	1,011,977	[3]
Other Option Agreements [Member] | Year 3 [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period		[3]
Other Option Agreements [Member] | Year 4 [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period		[3]
Other Option Agreements [Member] | After 4 years [Member]
Schedule of Option Agreements Under the Assumption that the Company Continues to Exercise Options [Line Items]
Balance, end of period		[3]

[1]	Includes a one-time payment of $7,000,000 on October 1, 2028, to exercise the option agreement (See Note 9 (a)(iii)).
[2]	Includes a one-time payment of $2,500,000 in lieu of the NSR upon reaching commercial production (See Note 9 (b)(i)).
[3]	Amounts disclosed related to the option agreements to purchase surface rights (See Note 9 (a)(iv) and 9 (a)(v)).